Schedule of Expenses (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Expenses
Depreciation	$ 263,003	$ 255,811	$ 592,385	$ 456,904	$ 346,828
Superannuation	459	554	894	1,151	2,291
Depreciation and Superannuation	263,462	256,365
Corporate and consultants	1,144,221	256,609	1,264,728	739,380	907,623
Finance charges	327,324	348,433	695,312	359,031	142,065
Amortization of financial liability	324,962	(55,192)	577,961	928,281
Finance costs expensed	$ 652,286	$ 293,241	$ 2,553,319	$ 1,556,466	$ 1,398,807